CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		$ 5,138	$ 5,167
Exchangeable note		(210)	(210)
Total interest earning financial and interest bearing financial liabilities		$ (132,845)	$ (95,597)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		0.00%	0.00%
Cash and cash equivalents		$ 5,138	$ 5,167
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[1]	4.00%	4.00%
Exchangeable note	[1]	$ (210)	$ (210)
Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[2]	12.80%	16.30%
Exchangeable note	[2]	$ (108,015)	$ (72,391)
Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[3]	1.50%	1.50%
Exchangeable note	[3]	$ (16,330)	$ (15,401)
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate			5.00%
Lease payable on Right of Use assets		$ (13,428)	$ (12,762)
Minimum [Member] | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		5.00%
Maximum [Member] | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		14.80%
Six Month Or Less Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		$ (104,208)	4,017
Six Month Or Less Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		5,138	5,167
Six Month Or Less Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Six Month Or Less Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	(108,015)	0
Six Month Or Less Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Six Month Or Less Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(1,331)	(1,150)
Six Month To Twelve Month Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(1,257)	(1,135)
Six Month To Twelve Month Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Six Month To Twelve Month Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Six Month To Twelve Month Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
Six Month To Twelve Month Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Six Month To Twelve Month Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(1,257)	(1,135)
One Year To Two Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(2,515)	(74,133)
One Year To Two Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
One Year To Two Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
One Year To Two Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	(72,391)
One Year To Two Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
One Year To Two Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(2,515)	(1,742)
Two Year To Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(21,595)	(19,933)
Two Year To Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Two Year To Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Two Year To Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
Two Year To Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	(16,330)	(15,401)
Two Year To Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(5,265)	(4,532)
Greater Than Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(3,270)	(4,413)
Greater Than Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Greater Than Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	(210)	(210)
Greater Than Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
Greater Than Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Greater Than Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		$ (3,060)	$ (4,203)

[1]	The maturity of the exchangeable notes is based on the contractual maturity date of April 1, 2045.
[2]	The senior secured term loan is a variable instrument. In January 2024, the amended term loan agreement reduced the annual rate of interest on the loan by 2.5% to 8.75% plus the greater of (a) Term Secured Overnight Financing Rate or (b) 4.0% per annum, and allows for a further 2.5% reduction in the base rate to 6.25% once the outstanding principal under the term loan falls below US$35 million. On 22 December 2025, the Group entered a further amendment of its senior secured term loan facility with Perceptive. The terms of the amendment were assessed under IFRS 9 and determined to result in a substantial modification of the existing financial liability. The loan has a contractual maturity in January 2027 under the new modified loan terms.
[3]	The 7-year convertible note was issued in May 2022 and is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.